Amounts receivable (Narrative) (Details) - Non-recourse factoring facility agreement [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Amounts Receivable [Line Items]
Initial advance	85.00%
Limit of eligible accounts receivable	$ 10,000
Remaining percentage received with customer payment terms	15.00%
Hold back amount	$ 1,000
Hold back percent	10.00%
Monthly custodial fee rate	0.50%
Basis for interest rate	one-month U.S. Secured Overnight Financing Rate ("SOFR") plus 1.75%
Proceeds from factoring receivables		$ 15,343
Funds withheld and defaulted		2,239
Expected credit loss		$ 2,843
Bottom of range [Member]
Amounts Receivable [Line Items]
Commission rates	0.51%
Top of range [Member]
Amounts Receivable [Line Items]
Commission rates	1.37%